CAPITAL STOCK TRANSACTIONS (Details Narrative) - USD ($)																																									1 Months Ended		3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 21, 2022	Apr. 14, 2022	Feb. 21, 2022	Feb. 21, 2022	Dec. 31, 2021	Sep. 13, 2021	Sep. 02, 2021	Jun. 24, 2021	Jun. 16, 2021	May 28, 2021	Mar. 12, 2021	Mar. 10, 2021	Mar. 05, 2021	Feb. 23, 2021	Feb. 09, 2021	Feb. 05, 2021	Feb. 05, 2021	Feb. 01, 2021	Jan. 12, 2021	Jan. 08, 2021	Oct. 14, 2020	Aug. 17, 2020	Aug. 17, 2020	Jul. 23, 2020	Jul. 06, 2020	Jul. 06, 2020	Jun. 08, 2020	Mar. 17, 2020	Feb. 04, 2020	Feb. 03, 2020	Jan. 30, 2020	Jan. 21, 2020	Jan. 08, 2020	Dec. 05, 2019	Sep. 19, 2019	Jul. 18, 2019	Jun. 10, 2019	May 31, 2019	Aug. 21, 2014	Aug. 07, 2013	Apr. 30, 2022	Sep. 30, 2015	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 27, 2023	Jan. 18, 2023	Oct. 25, 2022	Sep. 16, 2022	Sep. 01, 2022	Aug. 17, 2022	Aug. 16, 2022	Aug. 05, 2022	Jun. 30, 2022	May 06, 2022	May 05, 2022	Sep. 07, 2021	Feb. 19, 2020	Oct. 30, 2019	Aug. 28, 2018	Jun. 30, 2017	May 25, 2006	Apr. 21, 2005
Class of Stock [Line Items]
Common stock, shares authorized					2,000,000,000																																						2,000,000,000		2,000,000,000	2,000,000,000					2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares par value					$ 0.001																																						$ 0.001		$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized					20,000																																									20,000							20,000	20,000
Stock Issued During Period, Shares, New Issues				375,875		27,516																										300,000,000																					245,844
Shares Issued, Price Per Share			$ 3.20	$ 3.20	$ 3.20																											$ 1.20																					$ 3.20
Amortization of Debt Discount (Premium)																																																			$ 145,632
Debt Instrument, Unamortized Discount					$ 26,919																																						$ 437,044			$ 170,438					437,044		$ 26,919	$ 170,438
Number of stock issued shares, value																																																					$ 3,084,039	1,132,843
Stock Issued During Period, Shares, Conversion of Units																																											2,100,402										12,071,756
Proceeds from Issuance or Sale of Equity																																																			$ 1,493,945	$ 3,584,511	$ 4,761,090	1,171,020
Legal Fees																																									$ 34,500			$ 45,498									$ 96,334
Stock Issued During Period, Value, Conversion of Convertible Securities
Common Stock, Shares, Outstanding					23,589,229																																						37,074,432			943,569,148					37,074,432		23,589,229	943,569,148
Preferred stock, shares par value					$ 100																																									$ 100							$ 100	$ 100
Preferred stock shares outstanding					4,500																																									0							4,500	0
Gain (Loss) on Extinguishment of Debt																																											$ 0		$ 460,568						$ 2,920	$ 828,666	$ 868,502	$ 399,181
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares par value																																																								$ 0.001
Stock Issued During Period, Shares, New Issues		164,179	375,875
Number of stock issued shares, value		$ 176,678	$ 1,202,800
Legal Fees		$ 70,102
Common Stock, Shares, Outstanding																																																							37,174,934
Previous Note Holder [Member]
Class of Stock [Line Items]
Conversion of warrants into stock										13,687
Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									907
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares par value																															$ 0.80
Debt Instrument, Increase, Accrued Interest																															$ 19,721
Stock Issued During Period, Shares, New Issues																												20,833	12,500	92,250	42,500	113,083																					1,106,233	1,094,057
Shares Issued, Price Per Share																												$ 1.20	$ 1.60	$ 1.20
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																						125,000
Number of stock issued shares, value																																																					$ 1,106	$ 1,094
Stock Issued During Period, Shares, Conversion of Units																															42,500																							393,380
Stock issued during period share other																																									122,891			78,897									246,052
Stock issued during period values other																																									$ 153,324			$ 134,755									$ 294,016
Stock Issued During Period, Value, Conversion of Convertible Securities																															$ 36,500																							$ 125
Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares par value					$ 0.001																																																$ 0.001
Preferred stock, shares authorized					20,000,000																																						20,000,000								20,000,000		20,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																						(2,000)
Number of stock issued shares, value
Stock Issued During Period, Value, Conversion of Convertible Securities																																																						(200,000)
Preferred stock, shares par value																																											$ 0.001								$ 0.001
Series F Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					9,375																																						9,375								9,375		9,375
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.40																																						$ 4.00								$ 4.00		$ 0.40
Series G Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					9,375																																						9,375								9,375		9,375
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 8.00																																						$ 8.00								$ 8.00		$ 8.00
Warrants [Member] | Accredited Investor [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																																		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights																																		$ 1.60	$ 1.60		$ 1.60
Sale of Stock, Number of Shares Issued in Transaction																																		125,000	6,250
Convertible Note Payable [Member]
Class of Stock [Line Items]
Amortization of Debt Discount (Premium)																																	$ 87,560
Debt Instrument, Interest Rate, Stated Percentage																																	12.00%																																		12.00%	12.00%
Promissory Note [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount																																																										$ 300,000	$ 138,889	$ 150,000					$ 138,889
Debt Instrument, Interest Rate, Stated Percentage																																																																		10.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																											43,403	46,875	93,750	43,403
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																										$ 1.60	$ 1.60	$ 1.60		$ 1.60
Percentage of exercise price of warrant																																																										120.00%	120.00%	120.00%		120.00%
Promissory Note [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																																									10.00%
Notes Payable [Member]
Class of Stock [Line Items]
Gain (Loss) on Extinguishment of Debt																																																$ 22,221
MGW Investment I Limited [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								625,000
Debt Conversion, Converted Instrument, Amount								$ 75,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	12,907,534
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 1,548,904
Mast Hill Fund [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount																																																																$ 750,000.00
Shares Issued, Price Per Share																																																																$ 1.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																																234,375
Percentage of exercise price of warrant																																																																120.00%
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares																	27,500		17,447
Stock Repurchased During Period, Value																	$ 44,000		$ 27,914
Securities Purchase Agreement [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares																			17,447
Securities Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares																			17,447
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount					$ 164,800																																									$ 164,800							$ 164,800	$ 164,800
Debt Conversion, Converted Instrument, Shares Issued					14,035,202																																																	350,880
Debt Conversion, Converted Instrument, Amount					$ 171,229																																																	$ 171,229
Debt Instrument, Increase, Accrued Interest					$ 6,429																																																	6,429
Conversion of warrants into stock																		27,500		17,447
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Conversion of warrants into stock																				17,446
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member]
Class of Stock [Line Items]
Common stock, shares par value																						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Debt Instrument, Face Amount																						$ 103,000	$ 103,000		$ 164,800	$ 164,800
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																						37,500	37,500		37,500	37,500
Stock Issued During Period, Shares, Restricted Stock Award, Gross																						25,000			25,000
Shares Issued, Price Per Share																						$ 0.001	$ 0.001
Amortization of Debt Discount (Premium)																							$ 3,000			$ 17,861																					$ 3,234			$ 14,627
Debt Instrument, Interest Rate, Stated Percentage																						8.00%	8.00%		8.00%	8.00%
Debt Instrument, Convertible, Conversion Price																						$ 0.80	$ 0.80		$ 0.80	$ 0.80
Debt Instrument, Annual Principal Payment																						$ 19,211	$ 19,211		$ 19,211	$ 19,211
Debt Instrument, Unamortized Discount																						$ 17,861	$ 17,861		$ 4,800	$ 4,800																		0		14,267	$ 14,267							14,267
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									37,500	37,500
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Debt Instrument, Convertible, Conversion Price																						$ 0.02	$ 0.02		$ 0.80	$ 0.80
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member]
Class of Stock [Line Items]
Common stock, shares par value																						$ 0.001	$ 0.001
Debt Instrument, Face Amount																						$ 103,000	$ 103,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																						25,000			25,000	25,000
Amortization of Debt Discount (Premium)																							$ 17,861																						$ 3,234					$ 14,627
Debt Instrument, Interest Rate, Stated Percentage																						8.00%	8.00%
Debt Instrument, Convertible, Conversion Price																						$ 0.02	$ 0.02
Debt Instrument, Annual Principal Payment																						$ 19,211	$ 19,211
Debt Instrument, Unamortized Discount																						$ 3,000	$ 3,000																							14,267								14,267									$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						37,500	37,500
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Debt Instrument, Convertible, Conversion Price																						$ 0.80	$ 0.80
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member]
Class of Stock [Line Items]
Number of shares issued as exercise of warrants										13,687
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of shares issued as exercise of warrants										13,387
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount																					$ 168,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					31,250
Stock Repurchased During Period, Shares																			17,447
Stock Repurchased During Period, Value																			$ 27,914
Shares Issued, Price Per Share																					$ 0.001
Amortization of Debt Discount (Premium)																																														5,189
Debt Instrument, Unamortized Discount																																														$ 19,093								$ 19,093
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					37,500
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Note Payable [Member]
Class of Stock [Line Items]
Common stock, shares par value																					$ 0.001
Debt Instrument, Face Amount																					$ 168,000																																							$ 150,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					31,250
Stock Repurchased During Period, Shares																			17,447
Stock Repurchased During Period, Value																			$ 27,914
Amortization of Debt Discount (Premium)																					$ 24,282																							19,093
Debt Instrument, Interest Rate, Stated Percentage																					8.00%																																							15.00%
Debt Instrument, Convertible, Conversion Price																					$ 0.80
Debt Instrument, Annual Principal Payment																					$ 24,282
Debt Instrument, Unamortized Discount																					$ 8,000																							$ 0																$ 15,000.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					37,500																																							46,875
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																												$ 1.60
Equity Financing Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							28,562																				19,113																											564,307
Agreement, description							the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $4,000,000																				(the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $2,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued
Proceeds from Issuance or Sale of Equity							$ 4,000,000
Commitment fee							$ 47,699																				$ 10,000
Legal Fees																																																						$ 171,794
Proceeds from Issuance of Common Stock																																																						$ 321,951
Equity financing agreement description							the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $4,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued
Equity Financing Agreement [Member] | Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							28,561
Subscription Agreement [Member] | MGW Investment I Limited [Member]
Class of Stock [Line Items]
Common stock, shares par value																																						$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 1.60
Sale of Stock, Number of Shares Issued in Transaction																																						4,200,000
Sale of Stock, Consideration Received on Transaction																																						$ 1,999,200
Sale of Stock, Price Per Share																																						$ 0.476
Subscription Agreement [Member] | MGW Investment I Limited [Member] | Warrants [Member]
Class of Stock [Line Items]
Common stock, shares par value																																						0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights																																						$ 3.20
Sale of Stock, Number of Shares Issued in Transaction																																						4,200.00
Sale of Stock, Consideration Received on Transaction																																						$ 1,999,200
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues											92,340						75,000							75,000
Shares Issued, Price Per Share											$ 3.20													$ 1.60
Stock Issued During Period, Shares, Conversion of Convertible Securities											1,300						1,200							1,200
Stock Issued During Period, Shares, Conversion of Units											40,625
Conversion of Stock, Shares Issued											650
Series D Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																								75,000
Stock Issued During Period, Shares, Conversion of Units																								1,200
Series D Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																75,000
Shares Issued, Price Per Share															$ 1.60	$ 3.08	$ 3.08
Stock Issued During Period, Shares, Conversion of Convertible Securities																1,200
Stock Issued During Period, Shares, Conversion of Units											51,715
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																													50,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																													800
Preferred stock dividend description																																										In September 2015, all holders of Series D Preferred signed and delivered estoppel agreements, whereby the holders agreed, among other things, that the Series D Preferred was not in default and to reduce (effective as of December 31, 2015) the dividend rate on the Series D Preferred Stock to six percent per annum and to terminate the 3.5% penalty in respect of unpaid dividends accruing on or after such date									The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $0.08 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period		The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5
Preferred stock dividend rate																																							13.00%												17.50%		17.50%
Preferred stock shares outstanding																																							5,000
Series D Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															56,892		75,000							75,000																									100,000
Shares Issued, Price Per Share																$ 3.20	$ 3.20							$ 1.60																									$ 0.60
Stock Issued During Period, Shares, Conversion of Convertible Securities																	1,200							1,200																									800
Dividends, Preferred Stock															$ 182,052
Number of stock issued shares, value																																																	$ 60,000
Commitment fee																																																	$ 60,000
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 182,052
Series D Convertible Preferred Stock One [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															50,000														50,000
Shares Issued, Price Per Share															$ 1.60														$ 1.60
Stock Issued During Period, Shares, Conversion of Convertible Securities															800														800
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					440																																						440								440		440
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					20,000																																						20,000								20,000		20,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					15,000																																						15,000								15,000		15,000
Board of Directors and Shareholders [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																					2,000,000,000																																800,000,000	400,000,000		200,000,000
Common stock, shares par value																																																																								$ 0.001
Preferred stock, shares authorized																																																																						10,000,000	15,000
Board of Directors and Shareholders [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																																																																							15,000
Investor [Member] | Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																																																						350,880
Accredited Investor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues											40,625	803,125	208,333	93,868																						12,500	12,500
Shares Issued, Price Per Share											$ 3.20	$ 3.20	$ 2.40	$ 0.56																							$ 0.80
Stock Issued During Period, Shares, Conversion of Convertible Securities											650
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														93,868
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 1.60
Number of shares conversion of convertible notes, aggregate purchase price												$ 2,570,000		$ 52,566
Additional number of stock issued shares														907
Number of stock issued shares, value													$ 500,000																							$ 10,000	$ 10,000
Stock Issued During Period, Shares, Conversion of Units											51,715
Stock Dividends, Shares											165,487
Warrants and Rights Outstanding, Maturity Date														Feb. 23, 2022
Sale of Stock, Price Per Share																																				$ 0.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms														1 year
Accredited Investor [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Additional number of stock issued shares														36,283
Accredited Investor [Member] | Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																																				12,500	12,500
Class of Warrant or Right, Exercise Price of Warrants or Rights																																				$ 1.60
Board of Directors [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares designated description																																								Board of Directors designated a series of our preferred stock as Series D Preferred Stock, authorizing 15,000 shares. Our Series D Preferred Stock offering terms authorized us to raise up to $1,000,000 with an over-allotment of $500,000 in multiple closings over the course of six months. We received an aggregate of $750,000 in financing in subscription for Series D Preferred Stock, or 7,500 shares
Proceeds from issuance of preferred stock																																								$ 750,000